CONCENTRATIONS OF RISK (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Cost of revenues	$ 9,935,885	$ 8,883,117	$ 19,396,983	$ 12,730,164	$ 34,786,895	$ 20,326,381
Accounts receivable	1,684,387		$ 1,684,387		1,116,924	1,254,390
Accounts Payable [Member] | Supplier Concentration Risk [Member] | No Suppliers [Member]
Concentration Risk [Line Items]
Cost of revenues					$ 0	$ 0
Concentration risk, percentage					5.00%	5.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			18.04%		14.24%	12.48%
Accounts receivable	332,549		$ 332,549		$ 159,073	$ 156,535
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.05%		12.89%	11.62%
Accounts receivable	185,298		$ 185,298		$ 143,994	$ 145,703
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			9.08%		10.20%	11.24%
Accounts receivable	167,447		$ 167,447		$ 113,939	$ 140,978
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			8.12%		8.54%	10.40%
Accounts receivable	149,780		$ 149,780		$ 95,381	$ 130,518
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			7.07%		7.92%	8.76%
Accounts receivable	$ 130,431		$ 130,431		$ 88,446	$ 109,900
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Six [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					7.08%	6.65%
Accounts receivable					$ 79,048	$ 83,387
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Seven [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					6.30%	5.36%
Accounts receivable					$ 70,322	$ 67,214
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	34.07%	26.45%	33.03%	29.39%	25.88%	55.99%
Revenues	$ 5,450,020	$ 2,907,835	$ 10,658,938	$ 5,387,248	$ 12,073,690	$ 18,654,928
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.98%	16.53%	14.76%	16.98%	11.75%	5.05%
Revenues	$ 2,715,861	$ 1,817,648	$ 4,761,815	$ 3,111,895	$ 5,482,886	$ 1,683,325
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	8.92%	9.06%	7.07%
Revenues	$ 1,426,270	$ 996,500	$ 2,282,525
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	5.73%		6.21%
Revenues	$ 916,722		$ 2,004,637
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | No Supplier [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	5.00%	5.00%	5.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Cost of revenues				$ 659,842
Concentration risk, percentage				5.18%